Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Warrants

Note 8: Warrants

On October 29, 2012, in connection with a consulting agreement, the Company issued 454,863 warrants to purchase common stock at an exercise price of $0.98 per share with a term of 5 years. The warrants vest according to the following schedule: 75,813 shares vest immediately and 75,810 shares vest at the end of every thirty day period thereafter until the warrant is 100% vested. For the three months ending March 31, 2013, the Company recognized an expense of $130,928 associated with these awards. The warrants expire on October 29, 2017 and have a remaining contractual life of 4.6 years as of March 31, 2013. The intrinsic value of the Company’s warrants outstanding was $103,102 at March 31, 2013.

The following table summarizes information about the Company’s warrants at March 31, 2013:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number	Exercise	Term	Intrinsic
	of Units	Price	(in years)	Value
Outstanding at December 31, 2012	454,863	$0.98	4.8	49,277

Granted	-

Outstanding at March 31, 2013	454,863	$0.98	4.6	54,584

Exercisable at March 31, 2013	454,863	$0.98	4.6	54,584

Note 7: Warrants

On March 23, 2011, in connection with a consulting agreement, the Company issued 800,000 warrants to purchase common stock at an exercise price of $0.625 per share with a term of 5 years. The warrants were fully vested at the date of grant and the Company recognized an expense of $73,768 equal to the grant date fair value of the warrants using the following assumptions: volatility of 68%; risk-free interest rate of 2.07%; and expected term of 5 years. The fair value of the warrants was determined using the Black-Scholes option valuation model. On May 9, 2012, the warrants were exercised with total proceeds to the Company of $500,000.

On October 29, 2012, in connection with a consulting agreement, the Company issued 454,863 warrants to purchase common stock at an exercise price of $0.98 per share with a term of 5 years. The warrants vest according to the following schedule: 75,813 shares vest immediately and 75,810 shares vest at the end of every thirty day period thereafter until the warrant is 100% vested. The Company recognized an expense of $115,162 equal to the grant date fair value of the warrants using the following assumptions: volatility of 57%-58%; risk-free interest rate of .31%-.35%; and expected term of 2.5 years. The fair value of the warrants was determined using the Black-Scholes option valuation model. The warrants expire on October 29, 2017 and have a remaining contractual life of 4.8 years as of December 31, 2012. The intrinsic value of the Company’s warrants outstanding was $49,277 at December 31, 2012.